INCOME TAXES - Schedule of Income Tax Recognized Directly in Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total income tax recognized directly in other comprehensive income	$ 57	$ 24	$ 34
Revaluation of property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total income tax recognized directly in other comprehensive income	49	30	36
Cash flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total income tax recognized directly in other comprehensive income	8	(6)	6
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total income tax recognized directly in other comprehensive income	$ 0	$ 0	$ (8)